RECOVERIES, COSTS AND EXPENSES - Property operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property operating costs
Property operating costs	$ 30,942	$ 31,345	[1]
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	1,077	1,035
Legal	436	324
Consulting	123	379
Environmental and appraisals	702	708
Repairs and maintenance	725	659
Ground rents	664	628
Other	730	653
Property operating costs	4,457	4,386
Recoverable from tenants:
Property operating costs
Property taxes and utilities	20,127	23,105
Property insurance	2,138	1,910
Repairs and maintenance	2,069	749
Property management fees	1,470	741
Other	681	454
Property operating costs	$ 26,485	$ 26,959

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).